Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The Pay Versus Performance Table, associated narratives and other tables which follow, describe how compensation actually paid to our Named Executive Officers aligns to our financial performance for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K.

Pay versus Performance Table*

			(d) Average of Summary	(e) Average	Value of Initial Fixed $100 Investment Based On:
(a) Year	(b) Summary Compensation Table Total for PEO(1)	(c) Compensation Actually Paid to PEO(2)	Compensation Table Total for Non-PEO NEOs(3)	Compensation Actually Paid to Non-PEO NEOs(4)	(f) Total Shareholder Return(5)	(g) Peer Group Total Shareholder Return(6)	(h) Net Income(11)	(i) Operating Income(12)
2025	$10,329,989	$46,191,415	$2,275,624	$6,680,243	$177	$223(7)	$(33.9)M	$(32.3)M
2024	$9,723,566	$21,282,214	$2,093,328	$3,369,801	$126	$112(8)	$31.5M	$52.2M
2023	$8,280,943	$8,341,624	$1,433,179	$1,406,159	$103	$102(8)	$15.9M	$28.9M
2022	$6,715,767	$7,935,272	$1,211,916	$1,337,524	$99	$67(9)	$28.8M	$39.8M
2021	$6,299,099	$5,443,103	$1,150,893	$984,658	$93	$87(10)	$25.5M	$48.8M

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote
(1)	The dollar amounts reported are the total compensation reported in the Summary Compensation Table for our PEO. Our PEO for all five years covered by the Pay Versus Performance table was Stephen G. Oswald.
(3)	The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our CEO)(“Non-PEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. Non-PEO NEOs in 2025 and 2024 included: Suman B. Mookerji, Jerry L. Redondo, Laureen S. Gonzalez and Rajiv A. Tata. Non-PEO NEOs in 2023 included: Suman B. Mookerji, Jerry L. Redondo, Laureen S. Gonzalez, Rajiv A. Tata and Christopher D. Wampler. Non-PEO NEOs in 2022 included: Jerry L. Redondo, Laureen S. Gonzalez, Rajiv A. Tata and Christopher D. Wampler. Non-PEO NEOs in 2021 included: Jerry L. Redondo, Rose F. Rogers, Rajiv A. Tata and Christopher D. Wampler.

Peer Group Issuers, Footnote
(7)	Please see the “Benchmarking and Proxy Talent Peer Groups” section of the Compensation Discussion and Analysis section for a list of the proxy talent peer group used to determine 2025 compensation. Please note that exclusive of AeroVironment, Inc. and Kratos Defense & Security Solutions, the 5-Year TSR for the median of our Proxy Talent Peer Group would have totaled $162.
(8)	The proxy talent peer group used to determine 2024 and 2023 compensation for our PEO and Non-PEO NEOs included: AAR Corporation, AeroVironment, Inc., Astronics Corporation, Barnes Group, Inc., CIRCOR International, Inc., Heico Corporation, Hexcel Corporation, Kaman Corporation, Kratos Defense & Security Solutions, Inc., Mercury Systems, Inc., RBC Bearings, Inc. and Triumph Group, Inc.
(9)	The proxy talent peer group used to determine 2022 compensation for our PEO and non-PEO NEOs included: AAR Corporation, Astronics Corporation, Barnes Group, Inc., CIRCOR International, Cubic Corporation, HEICO Corporation, Hexcel Corporation, Kaman Corporation, Kratos Defense & Security Solutions, Inc., Mercury Systems, Inc., RBC Bearings, Inc.
(10)	The proxy talent peer group used to determine 2021 compensation for our PEO and non-PEO NEOs included: AAR Corp., Aerojet Rocketdyne Holdings, Inc., Astronics Corporation, Barnes Group Inc., CIRCOR International, Inc., Cubic Corporation, Heico Corporation, Kaman Corporation, Kratos Defense & Security Solutions, Inc., Mercury Systems, Inc. and RBC Bearings Incorporated.

PEO Total Compensation Amount	$ 10,329,989	$ 9,723,566	$ 8,280,943	$ 6,715,767	$ 6,299,099
PEO Actually Paid Compensation Amount	$ 46,191,415	21,282,214	8,341,624	7,935,272	5,443,103
Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO(c)
2025	$10,329,989	$6,121,650	$41,983,076	$46,191,415
2024	$9,723,566	$5,831,071	$17,389,719	$21,282,214
2023	$8,280,943	$5,001,609	$5,062,290	$8,341,624
2022	$6,715,767	$3,914,313	$5,133,818	$7,935,272
2021	$6,299,099	$4,370,320	$3,514,324	$5,443,103
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from Prior Fiscal Year End until the Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2025	$10,620,781	$14,301,989	–	$17,060,307	–	–	$41,983,076
2024	$6,378,790	$1,279,087	–	$9,731,842	–	–	$17,389,719
2023	$5,314,566	$(469,578)	–	$217,302	–	–	$5,062,290
2022	$4,984,375	$176,717	–	$(27,274)	–	–	$5,133,818
2021	$3,551,870	$(861,732)	–	$824,186	–	–	$3,514,324
	(c) In accordance with SEC rules, the amount in this column for each covered year has been calculated by subtracting the amount reported in the “Reported Value of Equity Awards” column for such covered year from the amount reported in the “Reported Summary Compensation Table Total for PEO” column for such covered year and then adding to such figure the amount reported in the “Equity Award Adjustments” column for such covered year.
Non-PEO NEO Average Total Compensation Amount	$ 2,275,624	2,093,328	1,433,179	1,211,916	1,150,893
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,680,243	3,369,801	1,406,159	1,337,524	984,658
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs(b)
2025	$2,275,624	$803,142	$5,207,761	$6,680,243
2024	$2,093,328	$799,412	$2,075,885	$3,369,801
2023	$1,433,179	$507,089	$480,069	$1,406,159
2022	$1,211,916	$490,566	$616,174	$1,337,524
2021	$1,150,893	$534,595	$368,360	$984,658
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value from Prior Fiscal Year End until the Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2025	$1,393,403	$1,859,652	–	$1,954,706	–	–	$5,207,761
2024	$893,192	$210,758	–	$971,935	–	–	$2,075,885
2023	$539,098	$(43,358)	–	$(15,670)	–	–	$480,069
2022	$603,136	$29,751	–	$(16,713)	–	–	$616,174
2021	$408,433	$(94,674)	–	$54,601	–	–	$368,360
(b)	In accordance with SEC rules, the amount in this column for each covered year has been calculated by subtracting the amount reported in the “Average Reported Value of Equity Awards” column for such covered year from the amount reported in the “Average Reported Summary Compensation Table Total for Non-PEO NEOs” column for such covered year and then adding to such figure the amount reported in the “Average Equity Award Adjustments” column for such covered year.

Compensation Actually Paid vs. Total Shareholder Return

The graphs below illustrate our TSR compared to our proxy talent peer group’s TSR over the period 2021 to 2025:

DCO TSR vs. Talent Peer Group TSR(1)	Compensation Actually Paid vs. DCO TSR(2)(3)

(1)	Total Shareholder Return: Company versus Proxy Talent Peer Group. Please note that exclusive of AeroVironment, Inc. and Kratos Defense & Security Solutions, the 5-Year TSR for the median of our Proxy Talent Peer Group would have totaled $162.
(2)	“Compensation Actually Paid” versus Company Total Shareholder Return.
(3)	The amount of Compensation Actually Paid to the PEO and Non-PEO NEOs reflected in the graph above does not reflect the actual amount of compensation earned or paid out to each NEO during the applicable fiscal year. The year-over-year increase in Compensation Actually Paid is reflective of the impact of the approximately 50% year-over-year growth in the Company’s market capitalization and stock price on outstanding and unvested equity awards held by our PEO, both of which greatly benefit shareholders.

As the above graphs illustrate, Ducommun’s TSR either outperformed or remained comparable to that of its proxy talent peer group over four of the past five years over period covered by the Pay versus Performance Table, despite the changes to our proxy talent peer group in each of 2021, 2022 and 2023. In addition, the Compensation Actually Paid to our PEO was proportionately aligned with the Company’s TSR over the same prior five-year period.

Compensation Actually Paid vs. Net Income

The graph below illustrates the relationship between our net income, operating income and compensation actually paid to our PEO and non-PEO NEOs on a GAAP basis which, in the case of our net income and operating income, includes an expense of $83.3 million, net of taxes, and $107.3 million, respectively, related to the litigation settlement and related costs, net associated with the previously disclosed litigation matter involving the Guaymas, Mexico performance center. Despite the negative impact on the Company’s net income and operating income metrics in 2025, the settlement charge is non-recurring in nature, and the Company does not expect any further financial impact from this matter, since the settlement fully resolved the underlying claims.

Net (Loss) Income vs. Operating Income vs. Comp Actually Paid(4)

(4)	“Compensation Actually Paid” versus Net Income and Operating Income rounded to the nearest $100,000.
*	2025 Operating Income includes the amount of $107.3 million of one-time litigation settlement and related costs, net, associated with the previously disclosed litigation matter involving our Guaymas, Mexico performance center. Adjusted Operating Income is depicted in the graph to demonstrate the strength and resiliency of our business in light of the one-time nature of the litigation. Please see the graphs on page 47 for GAAP Operating (Loss) Income and Appendix A for a reconciliation between GAAP and non-GAAP Operating Income.
**	2025 Net (Loss) Income includes the amount of $83.3 million, net of taxes, of one-time litigation settlement and related costs, net associated with the previously disclosed litigation matter involving our Guaymas, Mexico performance center. Adjusted Net Income is depicted in the graph to demonstrate the strength and resiliency of our business in light of the one-time nature of the litigation. Please see the graphs on pages 2 and 46 for GAAP Net Income and Appendix A for a reconciliation between GAAP and non-GAAP Net (Loss) Income. 2021 Net Income excludes $102.8 million, net of taxes, attributable to Ducommun’s completion of a sale-leaseback transaction involving its Gardena, CA performance center.

Compensation Actually Paid vs. Company Selected Measure

The graph below illustrates the relationship between our net income, operating income and compensation actually paid to our PEO and non-PEO NEOs on a GAAP basis which, in the case of our net income and operating income, includes an expense of $83.3 million, net of taxes, and $107.3 million, respectively, related to the litigation settlement and related costs, net associated with the previously disclosed litigation matter involving the Guaymas, Mexico performance center. Despite the negative impact on the Company’s net income and operating income metrics in 2025, the settlement charge is non-recurring in nature, and the Company does not expect any further financial impact from this matter, since the settlement fully resolved the underlying claims.

Net (Loss) Income vs. Operating Income vs. Comp Actually Paid(4)

(4)	“Compensation Actually Paid” versus Net Income and Operating Income rounded to the nearest $100,000.
*	2025 Operating Income includes the amount of $107.3 million of one-time litigation settlement and related costs, net, associated with the previously disclosed litigation matter involving our Guaymas, Mexico performance center. Adjusted Operating Income is depicted in the graph to demonstrate the strength and resiliency of our business in light of the one-time nature of the litigation. Please see the graphs on page 47 for GAAP Operating (Loss) Income and Appendix A for a reconciliation between GAAP and non-GAAP Operating Income.
**	2025 Net (Loss) Income includes the amount of $83.3 million, net of taxes, of one-time litigation settlement and related costs, net associated with the previously disclosed litigation matter involving our Guaymas, Mexico performance center. Adjusted Net Income is depicted in the graph to demonstrate the strength and resiliency of our business in light of the one-time nature of the litigation. Please see the graphs on pages 2 and 46 for GAAP Net Income and Appendix A for a reconciliation between GAAP and non-GAAP Net (Loss) Income. 2021 Net Income excludes $102.8 million, net of taxes, attributable to Ducommun’s completion of a sale-leaseback transaction involving its Gardena, CA performance center.

Total Shareholder Return Vs Peer Group

The graphs below illustrate our TSR compared to our proxy talent peer group’s TSR over the period 2021 to 2025:

DCO TSR vs. Talent Peer Group TSR(1)	Compensation Actually Paid vs. DCO TSR(2)(3)

(1)	Total Shareholder Return: Company versus Proxy Talent Peer Group. Please note that exclusive of AeroVironment, Inc. and Kratos Defense & Security Solutions, the 5-Year TSR for the median of our Proxy Talent Peer Group would have totaled $162.
(2)	“Compensation Actually Paid” versus Company Total Shareholder Return.
(3)	The amount of Compensation Actually Paid to the PEO and Non-PEO NEOs reflected in the graph above does not reflect the actual amount of compensation earned or paid out to each NEO during the applicable fiscal year. The year-over-year increase in Compensation Actually Paid is reflective of the impact of the approximately 50% year-over-year growth in the Company’s market capitalization and stock price on outstanding and unvested equity awards held by our PEO, both of which greatly benefit shareholders.

As the above graphs illustrate, Ducommun’s TSR either outperformed or remained comparable to that of its proxy talent peer group over four of the past five years over period covered by the Pay versus Performance Table, despite the changes to our proxy talent peer group in each of 2021, 2022 and 2023. In addition, the Compensation Actually Paid to our PEO was proportionately aligned with the Company’s TSR over the same prior five-year period.

Tabular List, Table

The following tabular list identifies, in alphabetical order, the financial measures we have determined to be the most important to link compensation actually paid to both our PEO and NEOs for the most recently completed fiscal year:

Cash Flow from Operations	Net Revenue
Diluted Earnings per Share	Operating Income
Net Income

Total Shareholder Return Amount	$ 177	126	103	99	93
Peer Group Total Shareholder Return Amount	223	112	102	67	87
Net Income (Loss) Attributable to Parent	$ (33,900,000)	$ 31,500,000	$ 15,900,000	$ 28,800,000	$ 25,500,000
Company Selected Measure Amount	(32,300,000)	52,200,000	28,900,000	39,800,000	48,800,000
PEO Name	Stephen G. Oswald	Stephen G. Oswald	Stephen G. Oswald	Stephen G. Oswald	Stephen G. Oswald
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Non-GAAP Measure Description

(12)	2025 Operating Income includes $107.3 million, of litigation settlement and related costs, net associated with the one-time and previously disclosed litigation matter involving our Guaymas, Mexico performance center. Operating income decreased between 2022 and 2023 due to $11.9 million in restructure expenses related to the repositioning of production at three of our performance centers in conjunction with our 2022 restructure plan to enhance the cost structure of our operations.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cash Flow from Operations
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Diluted Earnings per Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenue
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,121,650	$ 5,831,071	$ 5,001,609	$ 3,914,313	$ 4,370,320
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	803,142	799,412	507,089	490,566	534,595
Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	41,983,076	17,389,719	5,062,290	5,133,818	3,514,324
Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,207,761	2,075,885	480,069	616,174	368,360
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,620,781	6,378,790	5,314,566	4,984,375	3,551,870
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,393,403	893,192	539,098	603,136	408,433
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,301,989	1,279,087	(469,578)	176,717	(861,732)
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,859,652	210,758	(43,358)	29,751	(94,674)
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,060,307	9,731,842	217,302	(27,274)	824,186
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,954,706	971,935	(15,670)	(16,713)	54,601
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 0